Share-based compensation - Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	$ 2,796	$ 608
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	395	(51)
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	643	126
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	685	216
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	797	213
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	$ 276	$ 104